WARRANT LIABILITY - Summary of Warrants Outstanding (Detail)		12 Months Ended
		Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of classes of share capital [line items]
Number issued		38,787,441	38,787,441	21,203,411	13,901,859
Number outstanding		28,969,671	28,969,671
TMD.W.T.G [Member]
Disclosure of classes of share capital [line items]
Expiry date		12-Feb-21
Exercise Price | $ / shares		$ 30.00
Number issued		447,253	447,253
Number outstanding		444,920	444,920
TMD.W.T.H [Member]
Disclosure of classes of share capital [line items]
Expiry date		31-Mar-21
Exercise Price | $ / shares		$ 36.00
Number issued		577,106	577,106
Number outstanding		577,106	577,106
TMD.W.T.I [Member]
Disclosure of classes of share capital [line items]
Expiry date		20-Sep-21
Exercise Price | $ / shares		$ 22.50
Number issued		637,111	637,111
Number outstanding		637,111	637,111
Listed Warrants [Member]
Disclosure of classes of share capital [line items]
Number issued		1,661,470	1,661,470
Number outstanding		1,659,137	1,659,137
March 2017 [Member]
Disclosure of classes of share capital [line items]
Expiry date		16-Mar-21
Exercise Price | $ / shares		$ 15.00
Number issued		357,787	357,787
Number outstanding		355,253	355,253
June 2017 [Member]
Disclosure of classes of share capital [line items]
Expiry date		29-Jun-22
Exercise Price | $ / shares		$ 6.00
Number issued		1,983,522	1,983,522
Number outstanding		446,377	446,377
August 2017 [Member]
Disclosure of classes of share capital [line items]
Expiry date		24-Aug-22
Exercise Price | $ / shares		$ 6.00
Number issued		563,067	563,067
Number outstanding		563,067	563,067
December 2017 [Member]
Disclosure of classes of share capital [line items]
Expiry date		5-Dec-22
Exercise Price | $ / shares		$ 18.00
Number issued		1,533,333	1,533,333
Number outstanding		1,533,333	1,533,333
April 2018 [Member]
Disclosure of classes of share capital [line items]
Expiry date		10-Apr-18
Exercise Price | $ / shares		$ 10.50
Number issued		1,295,554	1,295,554
Number outstanding		1,295,554	1,295,554
August 2018 [Member]
Disclosure of classes of share capital [line items]
Expiry date	[1]	10-Aug-23
Exercise Price | $ / shares	[1]		$ 2.9200
Number issued	[1]	7,679,574	7,679,574
Number outstanding	[1]	6,661,068	6,661,068
August 2018 [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Exercise Price | $ / shares			$ 2.92
August 2018 [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Exercise Price | $ / shares			3.20
March 2019 [Member]
Disclosure of classes of share capital [line items]
Expiry date	[2]	21-Mar-24
Exercise Price | $ / shares	[2]		$ 3.9500
Number issued	[2]	8,455,882	8,455,882
Number outstanding	[2]	8,455,882	8,455,882
March 2019 [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Exercise Price | $ / shares			$ 4.00
March 2019 [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Exercise Price | $ / shares			3.95
March 2020 [Member]
Disclosure of classes of share capital [line items]
Expiry date		27-Mar-25
Exercise Price | $ / shares			$ 0.1900
Number issued		3,500,000	3,500,000
Number outstanding
May 2020 [Member]
Disclosure of classes of share capital [line items]
Expiry date		6-Nov-25
Exercise Price | $ / shares			$ 0.3002
Number issued		2,757,252	2,757,252
Number outstanding
June 2020 [Member]
Disclosure of classes of share capital [line items]
Expiry date		10-Jun-24
Exercise Price | $ / shares			$ 1.000
Number issued		9,000,000	9,000,000
Number outstanding		8,000,000	8,000,000
Unlisted Warrants [Member]
Disclosure of classes of share capital [line items]
Number issued		5,733,263	5,733,263
Number outstanding		4,193,584	4,193,584
Unlisted Warrants [Member] | US Dollar [Member]
Disclosure of classes of share capital [line items]
Number issued		31,392,708	31,392,708
Number outstanding		23,116,950	23,116,950

[1]	Note 1 - includes a ratchet clause triggered August 29, 2019, lowering the exercise price from $3.20 to $2.92.
[2]	Note 2 - includes a ratchet clause triggered August 29, 2019, lowering the exercise price from $4.00 to $3.95.